Shareholders' equity - Ordinary shares purchased and sold on market (Details) - Ordinary shares	6 Months Ended
Mar. 31, 2022 $ / shares shares
Share-based payments
Net number of ordinary shares purchased/(sold) on market	3,636,927
Employee Share Plan (ESP)
Share-based payments
Net number of ordinary shares purchased/(sold) on market	1,236,092
Average share price, ordinary shares | $ / shares	$ 22.83
Restricted Share Plan (RSP)
Share-based payments
Net number of ordinary shares purchased/(sold) on market	2,175,190
Average share price, ordinary shares | $ / shares	$ 21.20
Westpac Performance Plan (WPP) | Share rights
Share-based payments
Net number of ordinary shares purchased/(sold) on market	223,497
Average share price, ordinary shares | $ / shares	$ 23.72
Westpac Long Term Variable Reward Plan (LTVR)
Share-based payments
Net number of ordinary shares purchased/(sold) on market	2,148
Average share price, ordinary shares | $ / shares	$ 23.85